Stock-Based Compensation	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

NOTE 12—STOCK-BASED COMPENSATION

2024 Omnibus Incentive Plan

On March 6, 2024, the shareholders of ESGEN approved the Zeo Energy Corp. 2024 Omnibus Incentive Equity Plan (the “Incentive Plan”), which became effective upon the Closing. 3,220,400 of the outstanding shares of class A common stock of the Company (the “Plan Share Reserve”) shall be available for awards under the Incentive Plan. Each Award granted under the Plan will reduce the Plan Share Reserve by the number of shares of common stock underlying the Award. Notwithstanding the foregoing, the Plan Share Reserve shall be automatically increased on the first day of the 2025 fiscal year through the 2029 fiscal year by a number of shares of common stock equal to the lesser of (i) the positive difference, if any, between 2% of the then-outstanding shares of common stock on the last day of the immediately preceding fiscal year, and (ii) a lower number of shares of common stock as may be determined by the Board.

The purpose of the Incentive Plan is to provide a means through which the Company and the other members of the Company and its subsidiaries (the “Company Group”)  may attract and retain key personnel and to provide a means whereby directors, officers, employees, consultants and advisors of the Company and the other members of the Company Group can acquire and maintain an equity interest in the Company, or be paid incentive compensation measured by reference to the value of common stock, thereby strengthening their commitment to the welfare of the Company Group and aligning their interests with those of the Company’s stockholders.

March 2024 Grant

On March 13, 2024, the Company entered into an executive employment agreement with the Company’s CEO. In addition to the CEO’s annual salary and cash bonus, the CEO became eligible to receive certain grants of vested shares under the Incentive Plan as follows:

●	50,000 vested shares to be granted on the date that is 12 months after the grant date.

●	50,000 vested shares to be granted on the date that is 24 months after the grant date; and

●	50,000 vested shares to be granted on the date that is 35 months after the after the grant date.

The Company determined the grant date fair value per share was $6.97, a Level 1 measurement, by reference to the publicly traded stock price on March 13, 2024.

Further, if, within three (3) years of the effective date of the Closing, (i) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $7.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (ii) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $12.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (iii) and the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $15.00 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company.

The per unit fair value and derived service period for each tranche of performance based executive shares is included in the valuation of performance-based equity bonus awards as of March 13, 2024, as follows:

Fair Value Summary	Tranche 1	Tranche 2	Tranche 3
Tranche per unit fair value	$5.96	$4.53	$3.82
Stock price on valuation date	$6.97	$6.97	$6.97
Derived service period	0.35 years	1.19 years	1.47 years

During the three and nine months ended September 30, 2025, the Company recognized $269,530 and $1,554,202, respectively, in equity compensation expense related to these awards. As of September 30, 2025, the remaining unrecognized compensation expense was $505,086 and is expected to be recognized over the remaining 1.37-year vesting period.

February 2025 Grants

On February 5, 2025, the Company granted an aggregate of 790,000 restricted shares of class A common stock under the Incentive Plan to 10 employees and two executives. The restricted shares vest in three equal installments as follows.

●	One-third (1/3) on the date that is six months following the grant date;

●	One-third (1/3) on the date that is 18 months following the grant date; and

●	One-third (1/3) on the date that is 30 months following the grant date.

On February 5, 2025, the Company granted an aggregate of 275,000 restricted shares of class A common stock under the Incentive Plan to eight employees. The restricted shares vest in three equal installments as follows.

●	One-third (1/3) on the date that is 12 months following the grant date;

●	One-third (1/3) on the date that is 24 months following the grant date; and

●	One-third (1/3) on the date that is 36 months following the grant date.

The Company determined the grant date fair value per share was $2.57, a Level 1 measurement, by reference to the publicly traded stock price on February 5, 2025.

During the three and nine months ended September 30, 2025, the Company recognized $282,309 and $875,229, respectively, in equity compensation expense related to these awards. As of September 30, 2025, the remaining unrecognized compensation expense was $1,677,637 and is expected to be recognized over the remaining 2.35-year vesting period.

July 2025 Grants

On July 5, 2025, the Company granted an aggregate of 140,000 restricted shares of class A common stock under the Incentive Plan to four employees. The restricted shares vest in three equal installments as follows.

●	One-third (1/3) on the date that is 12 months following the grant date;

●	One-third (1/3) on the date that is 24 months following the grant date; and

●	One-third (1/3) on the date that is 36 months following the grant date.

The Company determined the grant date fair value per share was $2.79, a Level 1 measurement, by reference to the publicly traded stock price on July 5, 2025.

During the three and nine months ended September 30, 2025, the Company recognized $31,034 in equity compensation expense related to these awards. As of September 30, 2025, the remaining unrecognized compensation expense was $359,566 and is expected to be recognized over the remaining 2.76-year vesting period.

Sun Managers, LLC Management Incentive Plan

Sun Managers intends to grant class B units (as defined in the SM LLCA) in Sun Managers through the Sun Managers, LLC Management Incentive Plan (the “Management Incentive Plan”) adopted by Sun Managers to certain eligible employees or service providers of OpCo, Sunergy or their subsidiaries, in the discretion of Timothy Bridgewater, as manager of Sun Managers. Such class B units may be subject to a vesting schedule, and once such class B units become vested, there may be an exchange opportunity through which the grantees may request (subject to the terms of the Management Incentive Plan and the OpCo amended and restated limited liability company agreement in its entirely (the “OpCo A&R LLC Agreement”)) the exchange of their class B units into Seller OpCo Units (together with an equal number of Zeo class V shares), which may then be converted into Zeo class A common Stock (subject to the terms of the Management Incentive Plan and the OpCo A&R LLC Agreement). Grants under the Management Incentive Plan will be made after ESGEN Closing.

Although Sun Managers is the legal issuer of the awards, all compensatory payments made by Sun Managers to individuals providing services to or for the benefit of the Company or its subsidiaries (including equity interests in Sun Managers) are treated as compensation paid by the Company under ASC Topic 718, “Compensation – Stock Compensation.” In accordance with the OpCo A&R LLCA, the Company allocates 100% of all related expense and deduction items to Sun Managers. These compensatory payments are accounted for as capital contributions from Sun Managers to the Company, with no new equity units issued in return.

On March 31, 2025, Sun Managers LLC granted an aggregate of 875,000 restricted shares of Zeo class A common stock under the Management Incentive Plan to three employees and one executive. The restricted shares vested immediately upon grant. During the three and nine months ended September 30, 2025, the Company recognized $528,500 and $1,321,250, respectively, in equity compensation expense related to these awards.

On August 4, 2025, Sun Managers LLC granted an aggregate of 350,000 restricted shares of Zeo class A common stock under the Management Incentive Plan to two employees. The restricted shares vested immediately upon grant. During the three and nine months ended September 30, 2025, the Company recognized $840,000 in equity compensation expense related to these awards.

On August 13, 2025, Sun Managers LLC granted an aggregate of 168,500 restricted shares of Zeo class A common stock under the Management Incentive Plan to four employees. The restricted shares vested immediately upon grant. During the three and nine months ended September 30, 2025, the Company recognized $384,180 in equity compensation expense related to these awards.

On September 17, 2025, Sun Managers LLC granted an aggregate of 255,000 restricted shares of Zeo class A common stock under the Management Incentive Plan to three employees. The restricted shares vested immediately upon grant. During the three and nine months ended September 30, 2025, the Company recognized $288,150 in equity compensation expense related to these awards.

Seasonal Manager Stock Compensation Plan

Beginning January 1, 2025, certain eligible sales managers may earn shares of the Company’s class A common stock under the Seasonal Manager Stock Compensation Plan, which operates under the umbrella of the Management Incentive Plan. Managers are eligible to earn 40 shares per kW installed for projects sold by the manager’s organization, provided they exceed 1,500 kW installed during a calendar year, and as long as the manager sells 700kW the subsequent calendar year. The number of shares awarded may be reduced if the average price for Zeo stock during the quarter in which an installations are completed exceeds $5 per share, the number of shares granted per kW will be correspondingly decreased.

The managers become eligible to receive certain grants of vested shares under the Seasonal Manager Stock Compensation Plan as follows:

●	50% of the shares for which Manager becomes eligible during a calendar year will be granted in Q1 (prior to the end of March) of the following calendar year (the “Tranche 1 Grant”) if Manager remains eligible at the time of the grant.

●	The remaining 50% of the shares for which Manager becomes eligible during a calendar year are granted in the Q1 of the second year following the calendar year in which eligibility is earned (the “Tranche 2 Grant”) if Manager remains eligible at the time of the grant.

On March 31, 2025, Sun Managers LLC granted an aggregate of 577,910 restricted shares of Zeo class A common stock under the Management Incentive Plan to 10 sales managers. The restricted shares vest in two equal installments as follows.

●	One-half (1/2) immediately on the grant date; and

●	One-half (1/2) on the date that is 12 months following the grant date.

During the three and nine months ended September 30, 2025, the Company recognized $109,975 and $655,082, respectively, in equity compensation expense related to these awards. As of September 30, 2025, the remaining unrecognized compensation expense was $217,564 and is expected to be recognized over the remaining 0.50-year vesting period.

NOTE 12 — STOCK-BASED COMPENSATION

2024 Omnibus Incentive Plan

On March 6, 2024, the shareholders of ESGEN approved the Zeo Energy Corp. 2024 Omnibus Incentive Equity Plan (the “Incentive Plan”), which became effective upon the Closing. 3,220,400 of the outstanding shares of Class A Common Stock of the Company (the “Plan Share Reserve”) shall be available for awards under the Incentive Plan. Each Award granted under the Plan will reduce the Plan Share Reserve by the number of shares of Common Stock underlying the Award. Notwithstanding the foregoing, the Plan Share Reserve shall be automatically increased on the first day of the 2025 fiscal year through the 2029 fiscal year by a number of shares of Common Stock equal to the lesser of (i) the positive difference, if any, between 2% of the then-outstanding shares of Common Stock on the last day of the immediately preceding fiscal year, and (ii) a lower number of shares of Common Stock as may be determined by the Board.

The purpose of the Incentive Plan is to provide a means through which the Company and the other members of the Company and its subsidiaries (the “Company Group”) may attract and retain key personnel and to provide a means whereby directors, officers, employees, consultants and advisors of the Company and the other members of the Company Group can acquire and maintain an equity interest in the Company, or be paid incentive compensation measured by reference to the value of Common Stock, thereby strengthening their commitment to the welfare of the Company Group and aligning their interests with those of the Company’s stockholders.

On the Closing Date the Company entered into an Executive Employment Agreement with the Company’s CEO. In addition to the CEO’s annual salary and cash bonus, the CEO became eligible to receive certain grants of vested shares under the Incentive Plan as follows:

●	50,000 vested shares to be granted on the date that is 12 months after the Closing Date.

●	50,000 vested shares to be granted on the date that is 24 months after the Closing Date.; and

●	50,000 vested shares to be granted on the date that is 35 months after the after the Closing Date.

The Company determined the grant date fair value per share was $6.97, a Level 1 measurement, by reference to the publicly traded stock price on March 13, 2024.

Further, if, within three (3) years of the effective date of the Closing, (i) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $7.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (ii) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $12.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (iii) and the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $15.00 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company.

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

3/13/2024
Stock price	$6.97
Tranche 1 hurdle price	$7.50
Tranche 2 hurdle price	$12.50
Tranche 3 hurdle price	$15.00
Risk-free rate	4.28%
Volatility	55.00%

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

Fair Value Summary	Tranche 1	Tranche 2	Tranche 3
Tranche per unit fair value	$5.96	$4.53	$3.82
Stock price on valuation date	$6.97	$6.97	$6.97
Derived service period	0.35 years	1.19 years	1.47 years

During the year ended December 31, 2024, $7,951,248, respectively, of equity compensation expense was recognized for these awards, as well as 375,000 and 120,707 awards issued to salespeople and vendors, respectively, at the close of the ESGEN Business Combination based on the fair value of the stock on that date. As of December 31, 2024, an unrecognized compensation expense of $2,059,288 was determined and is expected to be recognized over the remaining 2.5 years.

Heliogen, Inc. [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

Note 9—Share-based Compensation

The Heliogen, Inc. 2021 Equity Incentive Plan aims to incentivize employees, directors and consultants who render services to the Company through the granting of stock awards, including stock options, stock appreciation right awards, restricted stock awards, RSU awards, performance awards, and other stock-based awards.

The following table summarizes our share-based compensation expense by the affected line on our consolidated statements of operations:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Cost of services revenue	$—	$61	$—	$108
Selling, general and administrative	339	793	798	1,671
Research and development	43	(173)	(10)	188
Total share-based compensation expense	$382	$681	$788	$1,967

The following table summarizes our share-based compensation expense by grant type:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Stock options	$—	$117	$68	$246
Restricted stock units	380	555	715	1,703
Employee stock purchase plan	2	9	5	18
Total share-based compensation expense	$382	$681	$788	$1,967

Stock Options

The following table summarizes the Company’s stock option activity:

$ in thousands, except share and per share data	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2024	162,927	$9.64	3.95	$—
Forfeited	(432)	67.16
Expired	(37,959)	11.43
Outstanding balance as of June 30, 2025	124,536	$8.89	4.02	$—
Exercisable as of June 30, 2025	124,536	$8.89	4.02	$—

Restricted Stock Units

The following table summarizes the Company’s RSU award activity:

	Number of Shares	Weighted Average Grant Date Fair Value ($)
Unvested as of December 31, 2024	458,495	$11.97
Vested	(82,001)	23.57
Forfeited	(68,205)	9.18
Unvested as of June 30, 2025	308,289	$9.50

As of June 30, 2025, the unrecognized compensation cost related to unvested RSU awards was $1.5 million which is expected to be recognized over a weighted-average period of 1.7 years.

Employee Stock Purchase Plan

In May 2025, 11,241 shares were issued under the Heliogen, Inc. 2021 Employee Stock Purchase Plan.

Note 12 — Share-based Compensation

On December 28, 2021, the stockholders approved the Heliogen, Inc. 2021 Equity Incentive Plan (the “2021 Plan”) and the Heliogen, Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”). The 2021 Plan aims to incentivize employees, directors and consultants who render services to the Company through the granting of stock awards, including stock options, stock appreciation right awards, restricted stock awards, RSU awards, performance awards and other stock-based awards.

As of December 31, 2024, 327,265 shares of common stock were reserved for issuance under the 2021 Plan. In addition, such aggregate number of shares of common stock automatically increases on January 1 of each year, beginning on January 1, 2022 and ending on (and including) January 31, 2031, in an amount equal to 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding year or a lesser number of shares determined by the Board. The aggregate number of shares of common stock that may be issued pursuant to the exercise of incentive stock options under the 2021 Plan is 1,018,642 shares.

The following table summarizes our share-based compensation expense by the affected line on our consolidated statements of operations:

	Year Ended December 31,
$ in thousands	2024	2023
Cost of services revenue	$166	$550
Selling, general and administrative	2,276	(6,464)
Research and development	191	750
Total share-based compensation expense	$2,633	$(5,164)

The following table summarizes our share-based compensation expense by grant type:

	Year Ended December 31,
$ in thousands	2024	2023
Stock options	$517	$(11,738)
Restricted stock units	2,077	6,220
Employee stock purchase plan	39	238
Vendor Warrants	—	116
Total share-based compensation expense	$2,633	$(5,164)

Stock Options

We value our stock options using the Black-Scholes option pricing model, which was developed for use in estimating the fair value of stock options. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the fair value of our common stock, expected term, expected volatility, risk-free interest rate and expected dividends. The Company did not grant any stock option awards during the years ended December 31, 2024 and 2023.

The following table summarizes the Company’s stock option activity:

$ in thousands, except share and per share data	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value ($)
Outstanding balance as of December 31, 2022	891,509	$107.85	7.62
Exercised	(254,139)	4.57
Forfeited	(332,585)	203.48
Expired	(100,391)	250.58
Outstanding balance as of December 31, 2023	204,394	12.64	5.82	$6
Exercised	(3,818)	0.70
Forfeited	(4,565)	47.89
Expired	(33,084)	23.93
Outstanding balance as of December 31, 2024	162,927	$9.64	3.95	$—
Exercisable as of December 31, 2024	159,303	$9.35	3.90	$—

The total intrinsic value of stock options exercised was $7 thousand and $1.6 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the unrecognized compensation cost related to stock options was $0.1 million which is expected to be recognized over a weighted-average period of 0.3 years.

During the year ended December 31, 2023, we recognized a net reduction of $12.5 million in share-based compensation expense, included in SG&A expense, as a result of 279,589 stock options forfeited in connection with the termination of our former Chief Executive Officer in the first quarter of 2023.

Restricted Stock Units

The fair value of RSU awards is measured at the fair value of the Company’s common stock on the grant date. For the years ended December 31, 2024 and 2023, we estimated the fair value of RSU awards using the closing stock price on the grant date or the modification date.

The following table summarizes the Company’s RSU award activity:

	Number of Shares	Weighted Average Grant Date Fair Value ($)
Unvested as of December 31, 2022	327,141	$153.12
Granted	356,230	9.63
Vested	(156,646)	109.60
Forfeited	(187,438)	83.51
Unvested as of December 31, 2023	339,287	58.92
Granted	523,702	1.54
Vested	(168,427)	43.13
Forfeited	(236,067)	33.55
Unvested as of December 31, 2024	458,495	$11.97

The grant date fair value of vested RSU awards was $7.3 million and $17.2 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, the unrecognized compensation cost related to unvested RSU awards was $2.9 million which is expected to be recognized over a weighted-average period of 2.0 years.

Employee Stock Purchase Plan

Under the 2021 ESPP, eligible employees may elect to purchase the Company’s common stock at the end of each offering period, which will generally be six months, at a 15% discount to the market price of the Company’s common stock at the beginning or the end of each offering period on May 15 and November 15 of each year, whichever is lower, using funds deducted from their payroll during the offering period. Eligible employees can authorize payroll deductions of up to 15% of their eligible earnings, subject to certain limitations.

As of December 31, 2024, 243,335 shares of common stock were reserved for issuance under the 2021 ESPP. In addition, such aggregate number of shares of common stock will automatically increase on January 1 of each year, beginning on January 1, 2022 and ending on (and including) January 1, 2031. The number of shares added each calendar year will equal the lesser of (i) 1% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, (ii) 271,638 shares, or (iii) a lesser number of shares than described under (i) or (ii) as determined by the Board. As of December 31, 2024, 59,459 shares have been issued under the 2021 ESPP.